Note 4 - Acquisitions	3 Months Ended
Mar. 31, 2015
Disclosure Text Block Supplement [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]

4. Acquisitions

Effective February 1, 2015, the Partnership acquired the remaining 49.9% interest in the TIR Entities previously held by the affiliates of Holdings for $52.6 million. We financed this acquisition with borrowings under our acquisition revolving credit facility. Because we already controlled and consolidated the TIR Entities in our Consolidated Financial Statements, the amount paid in excess of the previously recorded non-controlling interest in the TIR Entities has been reflected in the Condensed Consolidated Statement of Owners’ Equity as a distribution to the general partner.